SGI Small Cap Core Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Agriculture - 1.3%
Andersons, Inc.	13,088	$624,821
Fresh Del Monte Produce, Inc.	34,271	1,156,646
		1,781,467

Airlines - 0.7%
SkyWest, Inc. (a)	8,105	929,968

Apparel - 0.4%
Kontoor Brands, Inc.	2,780	255,148
Rocky Brands, Inc.	10,708	232,364
		487,512

Banks - 10.1%
Banco Latinoamericano de Comercio Exterior SA	19,959	680,003
Bank of NT Butterfield & Son Ltd.	32,627	1,237,542
Business First Bancshares, Inc.	15,793	450,100
Central Pacific Financial Corp.	4,357	139,075
Civista Bancshares, Inc.	12,916	295,518
CNB Financial Corp.	9,949	277,677
FB Financial Corp.	9,759	550,896
Financial Institutions, Inc.	15,060	409,030
First BanCorp	62,953	1,301,868
First Business Financial Services, Inc.	5,609	281,123
First Merchants Corp.	20,816	910,700
Hancock Whitney Corp.	19,802	1,175,843
Hanmi Financial Corp.	19,047	503,793
HBT Financial, Inc.	10,816	259,043
Independent Bank Corp.	15,805	594,742
Northeast Bank	4,573	450,212
OFG Bancorp	30,398	1,380,677
Popular, Inc.	14,520	1,442,707
QCR Holdings, Inc.	5,744	529,080
Republic Bancorp, Inc. - Class A	992	75,665
South Plains Financial, Inc.	7,170	278,841
Third Coast Bancshares, Inc. (a)	6,637	235,614
		13,459,749

Beverages - 0.9%
Coca Cola Bottling Co.	905	1,180,382

Biotechnology - 2.7%
ADMA Biologics, Inc. (a)	44,945	903,844
ANI Pharmaceuticals, Inc. (a)	19,381	1,109,175
Cytek Biosciences, Inc. (a)	36,189	236,314
Krystal Biotech, Inc. (a)	3,453	681,691
Vericel Corp. (a)	12,168	707,448
		3,638,472

Building Materials - 5.0%
Apogee Enterprises, Inc.	8,861	746,185
Boise Cascade Co.	8,952	1,321,315
Louisiana-Pacific Corp.	12,171	1,438,612
LSI Industries, Inc.	16,631	339,938
Masterbrand, Inc. (a)	51,379	888,857
Tecnoglass, Inc.	6,183	501,132
UFP Industries, Inc.	10,626	1,444,073
		6,680,112

Chemicals - 0.8%
Minerals Technologies, Inc.	6,428	524,332
Sensient Technologies Corp.	6,629	514,676
		1,039,008

Commercial Services - 6.3%
ABM Industries, Inc.	15,946	911,633
Arlo Technologies, Inc. (a)	4,189	47,001
Barrett Business Services Inc.	24,456	1,049,407
CRA International, Inc.	5,185	1,011,230
Grand Canyon Education, Inc. (a)	2,909	478,792
Heidrick & Struggles International Inc.	16,648	768,139
Herc Holdings, Inc.	5,668	1,314,976
Korn/Ferry International	16,963	1,328,881
Udemy, Inc. (a)	36,898	293,708
Upbound Group, Inc.	11,179	384,446
Willdan Group, Inc. (a)	20,305	887,532
		8,475,745

Distribution/Wholesale - 0.2%
MRC Global, Inc. (a)	4,948	69,123
Rush Enterprises, Inc. - Class B	2,377	135,513
		204,636

Diversified Financial Services - 2.0%
Enova International, Inc. (a)	15,525	1,638,043
Evercore, Inc. - Class A	1,520	468,008
StepStone Group, Inc. - Class A	9,444	622,265
		2,728,316

Electric - 1.0%
Black Hills Corp.	8,161	522,875
Clearway Energy, Inc. - Class A	27,842	774,286
		1,297,161

Electrical Components & Equipment - 0.0%(b)
Insteel Industries, Inc.	1,948	57,427

Electronics - 1.6%
Badger Meter, Inc.	2,973	644,606
Bel Fuse, Inc. - Class B	8,025	643,444
Benchmark Electronics, Inc.	5,329	258,403
Plexus Corp. (a)	3,974	653,326
		2,199,779

Engineering & Construction - 2.5%
EMCOR Group, Inc.	1,925	981,981
Frontdoor, Inc. (a)	28,828	1,689,321
Primoris Services Corp.	8,240	689,770
		3,361,072

Food - 0.2%
Ingles Markets, Inc. - Class A	1,885	139,302
Seneca Foods Corp. - Class A (a)	979	70,586
Village Super Market, Inc. - Class A	2,004	64,869
		274,757

Forest Products & Paper - 1.0%
Sylvamo Corp.	14,042	1,295,936

Freight & Logistics - 3.9%
Costamare, Inc.	45,491	600,481
Covenant Logistics Group, Inc.	4,458	258,921
Hub Group, Inc. - Class A	27,188	1,403,988
International Seaways, Inc.	11,359	443,001
Matson, Inc.	5,964	913,566
Teekay Corp. Ltd. (a)	95,332	703,550
Teekay Tankers Ltd.	20,860	839,615
		5,163,122

Gas - 2.2%
National Fuel Gas Co.	21,235	1,358,403
New Jersey Resources Corp.	18,029	929,936
Southwest Gas Holdings, Inc.	8,698	679,835
		2,968,174

Healthcare-Products - 1.7%
Castle Biosciences, Inc. (a)	29,452	891,807
Inogen, Inc. (a)	11,646	113,083
iRadimed Corp.	7,258	391,424
RxSight, Inc. (a)	6,729	315,455
UFP Technologies, Inc. (a)	1,012	326,795
Utah Medical Products, Inc.	2,678	174,739
		2,213,303

Healthcare-Services - 1.6%
Aveanna Healthcare Holdings, Inc. (a)	22,587	131,231
National HealthCare Corp.	10,518	1,316,854
Pennant Group, Inc. (a)	11,647	363,153
Viemed Healthcare, Inc. (a)	30,436	263,880
		2,075,118

Home Builders - 5.8%
Beazer Homes USA, Inc. (a)	13,594	475,110
Cavco Industries, Inc. (a)	530	272,685
Forestar Group, Inc. (a)	32,002	955,260
Hovnanian Enterprises, Inc. - Class A (a)	4,873	958,080
M/I Homes, Inc. (a)	7,167	1,182,770
Meritage Homes Corp.	6,113	1,168,011
Taylor Morrison Home Corp. (a)	18,186	1,343,400
Tri Pointe Homes, Inc. (a)	31,741	1,381,686
		7,737,002

Insurance - 2.9%
Essent Group Ltd.	19,452	1,123,937
Jackson Financial, Inc. - Class A	9,039	905,617
NMI Holdings, Inc. - Class A (a)	37,842	1,513,302
Palomar Holdings, Inc. (a)	2,751	297,933
		3,840,789

Iron/Steel - 0.4%
Carpenter Technology Corp.	3,039	589,688

IT Services & Consulting - 1.0%
Rapid7, Inc. (a)	1,457	62,068
Tenable Holdings, Inc. (a)	12,588	528,444
Unisys Corp. (a)	16,463	131,375
Varonis Systems, Inc. (a)	12,613	630,146
		1,352,033

Leisure Time - 0.5%
Life Time Group Holdings, Inc. (a)	22,330	541,949
Lindblad Expeditions Holdings, Inc. (a)	13,394	177,605
		719,554

Lodging - 0.8%
Travel + Leisure Co.	18,668	1,042,981

Machinery-Diversified - 2.0%
Albany International Corp. - Class A	2,892	239,747
DXP Enterprises Inc. (a)	8,167	598,396
Gorman-Rupp Co.	12,058	513,671
Mueller Water Products, Inc. - Class A	52,617	1,317,529
		2,669,343

Metal Fabricate/Hardware - 1.4%
AZZ, Inc.	5,370	500,162
Mueller Industries, Inc.	8,832	713,361
Northwest Pipe Co. (a)	5,027	281,839
Proto Labs, Inc. (a)	8,124	334,627
		1,829,989

Mining - 0.2%
Caledonia Mining Corp. PLC	15,774	166,258
Constellium SE (a)	13,518	165,731
		331,989

Miscellaneous Manufacturing - 0.7%
Federal Signal Corp.	4,969	484,030
Trinity Industries, Inc.	12,023	453,267
		937,297

Office Furnishings - 0.9%
HNI Corp.	15,835	897,053
Interface, Inc.	13,118	348,283
		1,245,336

Oil & Gas - 2.5%
Archrock, Inc.	56,556	1,448,965
Berry Corp.	55,623	226,942
Natural Gas Services Group, Inc. (a)	2,816	78,172
Riley Exploration Permian, Inc.	13,399	470,305
SandRidge Energy, Inc.	17,907	210,049
SM Energy Co.	10,952	494,921
VAALCO Energy, Inc.	52,228	267,407
Weatherford International PLC	1,764	145,177
		3,341,938

Online Services - 1.1%
AudioEye, Inc. (a)	4,132	111,234
Cargurus, Inc. (a)	31,409	1,187,888
HealthStream, Inc.	6,164	204,028
		1,503,150

Pharmaceuticals - 4.4%
BellRing Brands, Inc. (a)	18,707	1,467,751
Catalyst Pharmaceuticals Partners, Inc. (a)	71,360	1,574,915
Collegium Pharmaceutical, Inc. (a)	8,108	247,294
Harmony Biosciences Holdings, Inc. (a)	21,293	738,228
Nature's Sunshine Products, Inc. (a)	4,705	76,409
Phibro Animal Health Corp. - Class A	17,993	420,497
Protagonist Therapeutics, Inc. (a)	28,459	1,246,504
USANA Health Sciences, Inc. (a)	3,277	126,263
		5,897,861

Pipelines - 0.3%
Excelerate Energy, Inc. - Class A	12,882	398,956

Real Estate - 1.1%
Newmark Group, Inc. - Class A	85,753	1,327,456
RMR Group, Inc. - Class A	9,145	203,019
		1,530,475

REITS - 4.1%
Alexander & Baldwin, Inc.	50,671	997,205
American Assets Trust, Inc.	21,088	599,743
EPR Properties	27,988	1,269,815
Essential Properties Realty Trust, Inc.	4,001	136,434
NexPoint Residential Trust, Inc.	12,966	610,310
Ryman Hospitality Properties, Inc.	7,444	872,735
TPG RE Finance Trust, Inc.	85,467	780,314
UMH Properties, Inc.	13,677	262,598
		5,529,154

Retail - 2.3%
Abercrombie & Fitch Co. - Class A (a)	6,908	1,034,059
Bath & Body Works, Inc.	4,185	151,664
BlueLinx Holdings, Inc. (a)	8,739	1,098,492
Boot Barn Holdings, Inc. (a)	2,098	287,720
Gap, Inc.	10,400	252,200
Shoe Carnival, Inc.	6,308	212,958
		3,037,093

Savings & Loans - 1.1%
Axos Financial, Inc. (a)	16,420	1,360,397
FS Bancorp, Inc.	1,434	68,402
		1,428,799

Semiconductors - 2.4%
Cirrus Logic, Inc. (a)	9,268	968,043
MKS Instruments, Inc.	11,811	1,342,202
Semtech Corp. (a)	14,048	899,634
Vishay Precision Group, Inc. (a)	1,985	45,595
		3,255,474

Software - 6.1%
ACI Worldwide, Inc. (a)	16,826	956,053
Adeia, Inc.	24,235	293,728
Alkami Technology, Inc. (a)	17,471	689,580
Appfolio, Inc. - Class A (a)	1,612	409,045
Blend Labs, Inc. - Class A (a)	29,315	149,800
Climb Global Solutions, Inc.	2,764	372,062
CommVault Systems, Inc. (a)	7,867	1,349,898
Gitlab, Inc. - Class A (a)	10,917	695,959
Procore Technologies, Inc. (a)	9,399	763,199
RingCentral, Inc. - Class A (a)	29,146	1,096,764
SEMrush Holdings, Inc. - Class A (a)	4,321	58,766
Talkspace, Inc. (a)	185,138	633,172
Viant Technology, Inc. - Class A (a)	27,736	523,656
Zeta Global Holdings Corp. - Class A (a)	7,974	169,846
		8,161,528

Telecommunications - 1.1%
A10 Networks, Inc.	15,816	269,663
Credo Technology Group Holding Ltd. (a)	2,363	115,692
IDT Corp. - Class B	16,678	861,252
Preformed Line Products Co.	1,431	194,645
		1,441,252
TOTAL COMMON STOCKS (Cost $101,687,042)		119,332,897

EXCHANGE TRADED FUNDS - 9.4%
Financial Select Sector SPDR Fund	40,341	2,071,107
Health Care Select Sector SPDR Fund	13,194	1,944,928
iShares Core S&P Small-Cap ETF	12,060	1,525,952
iShares Russell 2000 ETF	6,311	1,526,442
SPDR S&P Biotech ETF	19,194	1,912,106
Vanguard Information Technology ETF	3,186	1,982,488
Vanguard Russell 2000 ETF	15,739	1,540,533
TOTAL EXCHANGE TRADED FUNDS (Cost $12,477,742)		12,503,556

TOTAL INVESTMENTS - 98.6% (Cost $114,164,784)		131,836,453
Other Assets in Excess of Liabilities - 1.4%		1,932,329
TOTAL NET ASSETS - 100.0%		$133,768,782
two		–%
Percentages are stated as a percent of net assets.		–%

ETF – Exchange-Traded Fund PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SGI Small Cap Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$119,332,897	$–	$–	$119,332,897
Exchange Traded Funds	12,503,556	–	–	12,503,556
Total Investments	$131,836,453	$–	$–	$131,836,453

Refer to the Schedule of Investments for further disaggregation of investment categories.